Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 2,180,917	$ 0	$ 0